Schedule of Investments (unaudited)	iShares® Neuroscience and Healthcare ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 59.3%
ACADIA Pharmaceuticals Inc.(a)	9,846	$210,015
Alector Inc.(a)	7,227	47,698
Alkermes PLC(a)	7,351	209,871
Anavex Life Sciences Corp.(a)	8,811	71,722
Annexon Inc.(a)	3,494	18,536
BioArctic AB(a)(b)	4,438	114,645
Biogen Inc.(a)	741	225,434
Biohaven Ltd., NVS(a)	6,746	88,238
Bioxcel Therapeutics Inc.(a)	2,246	46,313
Catalyst Pharmaceuticals Inc.(a)	11,459	182,427
Cerevel Therapeutics Holdings Inc.(a)	7,200	209,088
Design Therapeutics Inc.(a)	3,827	24,684
Dyne Therapeutics Inc.(a)	3,513	36,395
Idorsia Ltd.(a)(c)	14,044	135,727
Karuna Therapeutics Inc.(a)	1,025	203,401
Neurocrine Biosciences Inc.(a)	1,980	200,059
PepGen Inc.(a)	2,243	33,847
Prothena Corp. PLC(a)	3,707	195,062
PTC Therapeutics Inc.(a)	4,345	239,583
Sarepta Therapeutics Inc.(a)	1,287	158,005
Vanda Pharmaceuticals Inc.(a)	6,404	39,321
Voyager Therapeutics Inc.(a)	2,922	21,185
Xenon Pharmaceuticals Inc.(a)	5,412	217,995
		2,929,251
Health Care Equipment & Supplies — 12.7%
Axogen Inc.(a)	4,731	42,674
Axonics Inc.(a)(c)	3,488	200,420
Integra LifeSciences Holdings Corp.(a)	3,587	198,433
Neuronetics Inc.(a)	2,895	6,630
Nevro Corp.(a)	3,902	114,211
Peijia Medical Ltd.(a)(b)	51,000	64,569
		626,937
Life Sciences Tools & Services — 0.3%
Cellivery Therapeutics Inc.(a)(d)	3,565	16,904

Pharmaceuticals — 27.6%
Amylyx Pharmaceuticals Inc.(a)	4,898	139,103
Athira Pharma Inc.(a)	4,382	12,226
Avadel Pharmaceuticals PLC, ADR(a)(c)	6,524	68,372
Security	Shares	Value

Pharmaceuticals (continued)
Cassava Sciences Inc.(a)(c)	4,487	$104,188
Edgewise Therapeutics Inc.(a)	4,770	41,833
Harmony Biosciences Holdings Inc.(a)	3,875	124,930
Intra-Cellular Therapies Inc.(a)	4,366	271,347
KemPharm Inc.(a)	3,689	19,921
Marinus Pharmaceuticals Inc.(a)	5,374	48,903
Neuren Pharmaceuticals Ltd., NVS(a)	12,455	117,482
SK Biopharmaceuticals Co. Ltd.(a)	3,269	169,044
Supernus Pharmaceuticals Inc.(a)	5,034	185,553
WaVe Life Sciences Ltd.(a)	6,933	27,663
Xeris Biopharma Holdings Inc.(a)	14,729	33,288
		1,363,853

Total Long-Term Investments — 99.9%
(Cost: $4,932,113)		4,936,945

Short-Term Securities

Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	560,787	560,955

Total Short-Term Securities — 11.3%
(Cost: $560,955)		560,955

Total Investments — 111.2%
(Cost: $5,493,068)		5,497,900

Liabilities in Excess of Other Assets — (11.2)%		(554,171)

Net Assets — 100.0%		$4,943,729

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/24/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$560,882	(b)	$—	$73	$—	$560,955	560,787	$13,102	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	—	0	(b)	—	—	—	—	—	420		—
					$73	$—	$560,955		$13,522		$—

(a)	Commencement of operations.

(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® Neuroscience and Healthcare ETF
April 30, 2023

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,318,574	$601,467	$16,904	$4,936,945
Short-Term Securities
Money Market Funds	560,955	—	—	560,955
	$4,879,529	$601,467	$16,904	$5,497,900

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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